Warrants	12 Months Ended
Dec. 31, 2021
Disclosure of Warrants [Abstract]
Warrants
14.	Warrants

	Number of Warrants	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2019	-	-
Issued (note 13(b)(i))	36,858	5.25
Balance, December 31, 2020	36,858	5.25
Issued (note 13(b)(viii)(ix)(x))	9,881,950	7.69
Expired	(36,858)	5.25
Balance, December 31, 2021	9,881,950	7.69

The following table reflects the warrants issued and outstanding as of December 31, 2021:

Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
3,121,099	9.42	2.21	March 16, 2024
249,688	10.01	2.21	March 16, 2024(1)
2,083,334	5.97	2.47	June 18, 2024
222,222	6.75	2.47	June 18, 2024(1)
3,894,081	7.11	3.27	April 9, 2025
311,526	8.025	3.27	April 9, 2025(1)

9,881,950	7.69	2.72

(1)	Broker warrants.